UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

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FORM N-PX

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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21237

UNIFIED SERIES TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

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225 PICTORIA DRIVE, SUITE 450

CINCINNATI, OHIO 45246

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

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MARTIN R. DEAN

PRESIDENT

225 PICTORIA DRIVE, SUITE 450

CINCINNATI, OHIO 45246

(NAME AND ADDRESS OF AGENT FOR SERVICE)

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Registrant's telephone number, including area code: (513) 587-3400

Date of fiscal year end: May 31

Reporting Period: 07/01/2023 - 09/08/2023

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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (17 CFR 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

NightShares 500 ETF

Proxy Voting Record

July 1, 2023 – August 10, 2023 (date of liquidation)

The Fund held no securities entitled to vote at a meeting of shareholders during the reporting period.

NightShares 2000 ETF

Proxy Voting Record

July 1, 2023 – August 10, 2023 (date of liquidation)

The Fund held no securities entitled to vote at a meeting of shareholders during the reporting period.

NightShares 500 1x/1.5x ETF

Proxy Voting Record

July 1, 2023 – September 8, 2023 (date of liquidation)

The Fund held no securities entitled to vote at a meeting of shareholders during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, The Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Unified Series Trust

By: /s/ Martin R. Dean

Martin R. Dean, President

Date: September 14, 2023